Retirement Benefits (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Prior service cost that are expected to be amortized from accumulated other comprehensive loss	$ (25)	$ (20)
Retirement Benefits (Textual) [Abstract]
Accumulated benefit obligation for pension plans	5,660	5,410
Qualified defined contribution plans expense	37	39	40
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum percentage of fixed income assets can included in debt securities	0.15
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost that are expected to be amortized from accumulated other comprehensive loss	4	4
Maximum Range of rebalancing of assets around target asset allocations	5.00%
Expected pension contributions	309
Defined Benefit Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost that are expected to be amortized from accumulated other comprehensive loss	21
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost that are expected to be amortized from accumulated other comprehensive loss	(29)	(24)
Maximum Range of rebalancing of assets around target asset allocations	5.00%
Expected Postretirement Contributions	$ 70